Capitalised Costs Relating to Oil and Gas Production Activities (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Unproved properties	$ 1,394	$ 1,343	$ 4,740
Proved properties	31,360	29,890	62,567
Total costs	32,754	31,233	67,307
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(21,519)	(20,508)	(45,486)
Net capitalised costs	11,235	10,725	21,821
Australia [member]
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Unproved properties	10	10	10
Proved properties	17,079	16,514	16,258
Total costs	17,089	16,524	16,268
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(11,423)	(10,867)	(9,984)
Net capitalised costs	5,666	5,657	6,284
United States [member]
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Unproved properties	808	875	4,528
Proved properties	12,538	11,751	43,885
Total costs	13,346	12,626	48,413
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(8,726)	(8,339)	(33,437)
Net capitalised costs	4,620	4,287	14,976
Other countries [member]
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Unproved properties	576	458	202
Proved properties	1,743	1,625	2,424
Total costs	2,319	2,083	2,626
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(1,370)	(1,302)	(2,065)
Net capitalised costs	$ 949	$ 781	$ 561